Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Salaries and related costs	$ 27,257	$ 21,387
CARES Act funds	18,179	21,031
Accrued professional fees	4,574	2,049
Credit balance due to patients and payors	4,240	9,635
Revenue cycle management costs	1,075	2,469
Transaction-related costs	349	2,547
Transaction-related amount due to former owners	0	3,611
Other payables and accrued expenses	8,910	7,961
Accrued expenses and other liabilities	$ 64,584	$ 70,690